Penn Capital Mid Cap Core Fund
Schedule of Investments
May 31, 2023 (Unaudited)

	Number of
Common Stocks: 91.7%	Shares	Value
Aerospace & Defense: 3.7%
Spirit AeroSystems Holdings, Inc. - Class A*	10,038	$266,911
Textron, Inc.	2,837	175,525
		442,436
Air Freight & Logistics: 2.2%
GXO Logistics, Inc.*	4,593	256,841
Banks: 4.7%
Pinnacle Financial Partners, Inc.	2,228	108,392
Popular, Inc.	3,272	187,093
Seacoast Banking Corp of Florida	6,863	141,927
Texas Capital Bancshares, Inc.*	2,591	122,554
		559,966
Biotechnology: 3.0%
Halozyme Therapeutics, Inc.*	4,900	158,907
United Therapeutics Corp.*	947	198,624
		357,531
Chemicals: 3.3%
Livent Corp.*	9,298	214,319
Olin Corp.	3,662	173,249
		387,568
Construction Materials: 1.7%
Summit Materials, Inc. - Class A*	6,557	207,398
Consumer Staples Distribution & Retail: 1.5%
Performance Food Group Co.*	3,201	176,983
Containers & Packaging: 1.7%
O-I Glass, Inc.*	9,772	202,476
Electrical Equipment: 1.5%
nVent Electric PLC	4,030	174,821
Energy Equipment & Services: 5.0%
Transocean Ltd.*	43,238	247,321
Weatherford International PLC*	6,088	343,607
		590,928
Ground Transportation: 2.6%
ArcBest Corp.	1,389	116,370
XPO, Inc.*	4,030	189,128
		305,498
Health Care Equipment & Supplies: 3.7%
Alphatec Holdings, Inc.*	15,498	234,950
Lantheus Holdings, Inc.*	2,385	206,517
		441,467
Health Care Providers & Services: 3.3%
Progyny, Inc.*	3,381	125,942
Tenet Healthcare Corp.*	3,709	264,081
		390,023
Hotels, Restaurants & Leisure: 11.6%
Caesars Entertainment, Inc.*	5,276	216,369
Hilton Grand Vacations, Inc.*	3,577	152,917
MGM Resorts International	4,687	184,152
Papa John's International, Inc.	2,554	179,061
Penn Entertainment, Inc.*	8,329	208,558
Planet Fitness, Inc. - Class A*	3,172	202,817
SeaWorld Entertainment, Inc.*	4,280	238,653
		1,382,527
Insurance: 5.8%
Arch Capital Group Ltd.*	3,352	233,634
Axis Capital Holdings Ltd.	4,291	222,703
Primerica, Inc.	1,278	232,622
		688,959
Machinery: 2.3%
Chart Industries, Inc.*	1,437	157,682
Hillman Solutions Corp.*	14,049	113,797
		271,479
Marine Transportation: 2.2%
Kirby Corp.*	3,584	256,471
Media: 3.5%
Nexstar Media Group, Inc. - Class A	1,668	251,735
Stagwell, Inc.*	26,375	163,525
		415,260
Metals & Mining: 2.7%
Carpenter Technology Corp.	4,495	205,017
Commercial Metals Co.	2,715	116,066
		321,083
Oil, Gas & Consumable Fuels: 4.6%
Chesapeake Energy Corp.	3,125	235,156
Diamondback Energy, Inc.	2,420	307,703
		542,859
Pharmaceuticals: 1.7%
Perrigo Co. PLC	6,214	198,600
Semiconductors & Semiconductor Equipment: 4.9%
Allegro MicroSystems, Inc.*	4,549	178,912
Kulicke & Soffa Industries, Inc.	3,908	206,655
Teradyne, Inc.	1,938	194,168
		579,735
Software: 4.9%
New Relic, Inc.*	2,170	152,877
PTC, Inc.*	1,798	241,651
RingCentral, Inc.*	5,529	191,856
		586,384
Specialty Retail: 3.1%
Five Below, Inc.*	959	165,447
Floor & Decor Holdings, Inc. - Class A*	2,222	202,891
		368,338
Technology Hardware, Storage & Peripherals: 1.9%
Western Digital Corp.*	5,960	230,831
Textiles, Apparel & Luxury Goods: 1.3%
Crocs, Inc.*	1,400	157,192
Trading Companies & Distributors: 2.0%
H&E Equipment Services, Inc.	6,545	235,358
Wireless Telecommunication Services: 1.3%
Gogo, Inc.*	10,187	153,314
Total Common Stocks (cost $10,208,467)		10,882,326

REITs: 5.7%
Hotel & Resort REITs: 1.9%
Ryman Hospitality Properties, Inc.	2,506	229,875
Industrial REITs: 1.9%
STAG Industrial, Inc.	6,608	229,959
Specialized REITs: 1.8%
Gaming & Leisure Properties, Inc.	4,387	211,190
Total REITs (cost $701,364)		671,024

Short-Term Investments: 3.0%
U.S. Bank Money Market Deposit Account, 3.21%(a)	359,425	359,425
Total Short-Term Investments (cost $359,425)		359,425

Total Investments - 100.3% (cost $11,269,256)		11,912,775
Liabilities in Excess of Other Assets (0.3)%		(35,264)
Net Assets: 100.0%		$11,877,511

* Non-income producing security.
(a) Rate reported is the current yield as of May 31, 2023.

Country Exposure (as a percentage of total investments)
United States	86.5%
Ireland	6.0%
Bermuda	3.8%
Switzerland	2.1%
Puerto Rico	1.6%

The accompanying notes are an integral part of the schedule of investments

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of May 31, 2023, in valuing the Fund’s investments:

Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$10,882,326	$-	$-	$10,882,326
Real Estate Investment Trusts (REITs)	671,024	-	-	671,024
Short-Term Investments	359,425	-	-	359,425
Total Investments in Securities	$11,912,775	$-	$-	$11,912,775

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.